Revenue - Disaggregation of Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Revenue
Net revenues	¥ 9,945,483	$ 1,422,186	¥ 9,422,229	¥ 8,812,013
Operating segments | E-Commerce
Revenue
Net revenues	8,271,229		8,070,271	7,621,114
Operating segments | Brand Management
Revenue
Net revenues	1,845,418		1,474,351	1,271,027
Inter-segment elimination
Revenue
Net revenues	(171,164)		(122,393)	(80,128)
Product sales
Revenue
Net revenues	3,849,559	550,480	3,466,928	3,357,202
Product sales | Inter-segment elimination
Revenue
Net revenues	(1,876)		(2,205)
Service
Revenue
Net revenues	6,095,924	$ 871,706	5,955,301	5,454,811
Service | Operating segments | E-Commerce
Revenue
Net revenues	6,261,439		6,070,699	5,528,901
Service | Inter-segment elimination
Revenue
Net revenues	(169,288)		(120,188)	(80,129)
Online store operations | Operating segments
Revenue
Net revenues	1,912,010		1,765,364	1,604,695
Warehousing and fulfillment | Operating segments
Revenue
Net revenues	2,051,679		2,189,181	2,194,469
Digital marketing and IT solutions | Operating segments
Revenue
Net revenues	2,301,523		2,120,944	1,735,776
Transferred at point in time | Product sales | Operating segments | E-Commerce
Revenue
Net revenues	2,009,790		1,999,572	2,092,215
Transferred at point in time | Product sales | Operating segments | Brand Management
Revenue
Net revenues	1,841,645		1,469,561	1,264,987
Transferred at point in time | Service | Operating segments | E-Commerce
Revenue
Net revenues	109,014		141,515	110,638
Transferred over time | Service | Operating segments | E-Commerce
Revenue
Net revenues	6,152,425		5,929,184	5,418,263
Transferred over time | Service | Operating segments | Brand Management
Revenue
Net revenues	¥ 3,773		¥ 4,790	¥ 6,039